WCM Focused International Growth Fund

Investor Class Shares – WCMRX

Institutional Class Shares – WCMIX

WCM Focused Global Growth Fund

Investor Class Shares – WFGGX

Institutional Class Shares – WCMGX

Each a series of Investment Managers Series Trust

Supplement dated April 15, 2022, to the

Prospectus and Statement of Additional Information (“SAI”),

each dated September 1, 2021.

Effective March 31, 2022, Jon Tringale has been added as a portfolio manager to the WCM Focused International Growth Fund and WCM Focused Global Growth Fund (each a “Fund”). Accordingly, the Prospectus and SAI are updated as follows:

The paragraph under the heading entitled “Portfolio Managers – Summary Section” on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio management team is comprised of Sanjay Ayer, CFA, Portfolio Manager, Paul R. Black, President and CEO, Peter J. Hunkel, Portfolio Manager, Michael B. Trigg, Portfolio Manager, and Jon Tringale, Portfolio Manager. Messrs. Black, Hunkel and Trigg have served as portfolio managers of the Fund since its inception on May 31, 2011. Mr. Ayer has served as portfolio manager of the Fund since June 30, 2020. Mr. Tringale has served as portfolio manager of the Fund since March 31, 2022. The members of the portfolio management team are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The paragraph under the heading entitled “Portfolio Managers – Summary Section” beginning on page 18 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio management team is comprised of Sanjay Ayer, CFA, Portfolio Manager, Paul R. Black, President and CEO, Peter J. Hunkel, Portfolio Manager, Michael B. Trigg, Portfolio Manager, and Jon Tringale, Portfolio Manager. Messrs. Ayer, Black, Hunkel and Trigg have served as portfolio managers of the Fund since its inception on June 28, 2013. Mr. Tringale has served as portfolio manager of the Fund since March 31, 2022. The members of the portfolio management team are jointly and primarily responsible of the day-to-day management of the Fund’s portfolio.

Jon Tringale is added as an ISG Investment Professional with respect to each Fund in the table under the heading entitled “Portfolio Managers – Management of the Funds” on page 99 of the Prospectus and the following is added below the table:

Jon Tringale began his investment career in 2008. He joined WCM in 2015 and has served as Portfolio Manager for the Advisor since 2022. Prior to joining the Advisor, Mr. Tringale’s experience includes positions as an Analyst, on the trading floor at Wedbush Securities and as Vice President at Gerson Lehrman Group.

The first paragraph under the heading entitled “Portfolio Managers” on page B-39 of the SAI is deleted in its entirety and replaced with the following:

The WCM Focused International Growth Fund is team-managed by Sanjay Ayer, CFA, Paul R. Black, Peter J. Hunkel, Michael B. Trigg, and Jon Tringale.

The third paragraph under the heading entitled “Portfolio Managers” on page B-39 of the SAI is deleted in its entirety and replaced with the following:

The WCM Focused Global Growth Fund is team-managed by Sanjay Ayer, CFA, Paul R. Black, Peter J. Hunkel, Michael B. Trigg, and Jon Tringale.

The following is added under the heading entitled “Other Accounts Managed by the Portfolio Managers” beginning on page B-39 of the SAI:

As of March 31, 2022, information on other accounts managed by Jon Tringale is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jon Tringale	18	$7,606.67	28	$11,613.24	550	$40,180.93

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jon Tringale	0	$0	3	$593.25	8	$1,554.16

The following is added under the heading entitled “Ownership of the Funds by the Portfolio Manager” on page B-42 of the SAI:

The following chart sets forth the dollar range of Fund shares owned by Jon Tringale in each Fund as of March 31, 2022.

Dollar Range of Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Name of Portfolio Manager	WCM Focused International Growth Fund	WCM Focused Global Growth Fund
Jon Tringale	None	None

Please file this Supplement with your records.

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